Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Compensation Related Costs [Abstract]
Schedule of Restricted Stock Units activity

	Restricted Stock Units
	Number of Shares	Grant Date Fair Value
Unvested as of April 1, 2024	-	-
Granted	3,880,022	$5,432
Vested	(3,880,022)	$5,432
Forfeited / Canceled	-	-
Unvested as of June 30, 2024	-	-

Schedule of stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	59,900	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at June 30, 2024	59,900	$0.12	4.07	$2,303

Vested and exercisable at June 30, 2024	59,900	$0.12	4.07	$2,303

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	59,900	$-	-	$-
Options granted	-	$-	-	$-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2024	59,900	$0.12	4.32	$2,425

Vested and exercisable at March 31, 2024	59,900	$0.12	4.32	$2,425

Schedule of stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at June 30, 2024	295,565	$0.12	1.42	$11,362

Vested and exercisable at June 30, 2024	295,565	$0.12	1.42	$11,362

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2024	295,565	$0.12	1.67	$11,964

Vested and exercisable at March 31, 2024	295,565	$0.12	1.67	$11,964

Schedule of weighted average assumptions

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%